CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Gross revenues	$ 63,689	$ 71,291	$ 59,432
Costs and expenses:
Costs of sales and services	29,882	30,918	26,870
Selling, general and administrative	28,480	21,144	19,901
Selling, general and administrative - share-based compensation	0	2,497	0
Finance costs	1,809	1,935	1,881
(Reversal of) credit losses	(47)	88	(3,108)
Impairment of assets held for sale	31,443
Exchange differences on foreign currency transactions, net (gain) loss	(3,922)	(2,838)	2,709
Total	87,645	53,744	48,253
(Loss) income before income taxes	(23,956)	17,547	11,179
Income tax recovery (expense):
Income taxes	6,207	(2,289)	(4,893)
Resource property revenue taxes	(5,658)	(7,887)	(6,074)
Resource property (expense) recovery	549	(10,176)	(10,967)
Net (loss) income for the year	(23,407)	7,371	212
Net loss attributable to non-controlling interests	9	193	157
Net (loss) income attributable to owners of the parent company	$ (23,398)	$ 7,564	$ 369
(Loss) earnings per share:
Basic (in dollars per share)	$ (1.58)	$ 0.51	$ 0.03
Diluted (in dollars per share)	$ (1.58)	$ 0.51	$ 0.03
Weighted average number of common shares outstanding
- Basic (in shares)	14,811,118	14,779,302	14,779,302
- Diluted (in shares)	14,811,118	14,908,312	14,779,302